Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Principles of consolidation

(a)Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and include the accounts and operating results of DryShips, its wholly-owned subsidiaries and its affiliate. All intercompany balances and transactions have been eliminated on consolidation.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a variable interest entity, and if the entity is determined not to be a variable interest entity, whether the entity is a voting interest entity. Variable interest entities (“VIE”) are entities as defined under ASC 810 “Consolidation” that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. As of December 31, 2017 and 2018, no such VIE existed.

Use of estimates

(b)Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Goodwill

(c)Goodwill: Goodwill represents the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill is reviewed for impairment whenever events or circumstances indicate possible impairment in accordance with Accounting Standard Codification (“ASC”) 350 “Goodwill and Other Intangible Assets”. This standard requires that goodwill and other intangible assets with an indefinite life not be amortized but instead tested for impairment at least annually. The Company tests goodwill for impairment each year on December 31. The Company tests goodwill at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The impairment of goodwill is tested by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of the impairment loss, if any. To determine the fair value of each reporting unit, the Company uses the income approach, which is a generally accepted valuation methodology. (Note 8)

Other Comprehensive Income/(Loss)

(d)Other Comprehensive Income/(Loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income/(Loss) in the Consolidated Statements of Comprehensive Income/(Loss).

Cash and cash equivalents

(e)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f)Restricted cash: Restricted cash may include: (i) cash collateral required under the Company’s secured credit facilities, (ii) retention accounts which can only be used to fund the secured credit facilities’ installments coming due and (iii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company’s secured credit facilities and financing arrangements. (Note 3)

Trade accounts receivable net

(g)Trade accounts receivable net: The amount shown as trade accounts receivable, at each balance sheet date, includes receivables from customers, net of allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

Going concern

(h)Going concern: The Company’s policy is in accordance with ASU No. 2014-15, “Presentation of Financial Statements - Going Concern”, issued in August 2014 by the Financial Accounting Standards Board (“FASB”). ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. As of December 31, 2018, the Company reported a working capital surplus of $142,316 and had cash and cash equivalents including restricted cash amounted to $156,881. The Company also expects that it will fund its operations either with cash on hand, cash generated from operations, additional secured credit facilities, financing arrangements and equity offerings, or a combination thereof, in the twelve-month period ending one year after the financial statements’ issuance.

Concentration of credit risk

(i)Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable, available for sale securities and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company’s major customers are well known companies, which reduces its credit risk. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees.

The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company makes advances for the construction of assets to the yards. The ownership of the assets is transferred from the yard to the Company at delivery. The credit risk of the advances was, to a large extent, reduced through refund guarantees issued by financial institutions.

Advances for vessels under construction and related costs

 (j)Advances for vessels under construction and related costs: This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels as well as other expenses incurred directly or under a management agreement with a related party in connection with on-site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of vessels under construction (“Newbuildings”) represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments, acceptance tests’ consumption, commissions to related party, construction supervision, and capitalized interest.

Capitalized interest

(k)Capitalized interest: Interest expense is capitalized during the construction period of vessels based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate the (“capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest and finance costs for the years ended December 31, 2016, 2017 and 2018, amounted to $0, $3,196 and $84 respectively (Note 18).

Insurance claims

(l)Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under “Other current assets”. Insurance claims are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages, or loss due to the vessel being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

Inventories

(m)Inventories: Inventories consist of consumable bunkers (if any), propane heel (if any), lubricants and victualing stores, which are stated at the lower of cost or net realizable value (in accordance with ASU No. 2015-11 – Inventory) and are recorded under “Other current assets”. Cost is determined by the first in, first out method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

Foreign currency translation

(n)Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international shipping market and, therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in “Other, net” in the accompanying consolidated statements of operations. The Company recorded gain/(loss) due to foreign currency differences amounting to $745, $335 and $(197) included in the accompanying consolidated statements of operations as of December 31, 2016, 2017 and 2018, respectively.

Fixed assets, net

(o)Fixed assets, net: Drybulk carrier, tanker carrier, gas carrier and offshore support vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the useful life, increase the earning capacity or improve the efficiency or safety of the vessels. The cost of each of the Company’s vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. Subsequent expenditures for major improvements are also capitalized upon installation when they appreciably extend the useful life, increase the earning capacity or improve the efficiency or safety of the vessels and are depreciated on a straight-line basis over their economic useful life considering zero residual value. In general, management estimates the useful life of the Company’s drybulk carrier and tanker carrier vessels to be 25 years, offshore support vessels 30 years and Very Large Gas Carriers (“VLGCs”) 35 years, from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Long lived assets held for sale

(p)Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale.

If circumstances arise that previously were considered unlikely and, as a result, the Company decides not to sell a long-lived asset previously classified as held for sale, the asset shall be reclassified as held and used. A long-lived asset that is reclassified shall be measured individually at the lower of its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset or disposal group been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell (Note 7).

When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has yet to complete a time charter, it is considered that the held for sale criteria discussed in guidance are not met until the time charter has been completed as the vessel is not available for immediate sale. As a result, such vessels are not classified as held for sale. When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has no time charter to complete or a contract that is transferable to a buyer, it is considered that the held for sale criteria discussed in the guidance are met. As a result such vessels are classified as held for sale. Furthermore, in the period a long-lived asset meets the held for sale criteria, a loss is recognized for any reduction of the long-lived asset’s carrying amount to its fair value less cost to sell.

Impairment of long-lived assets

(q)Impairment of long-lived assets: The Company reviews for impairment long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its vessels by obtaining vessel independent appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel and compares them to vessel’s carrying value. The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days of drybulk, tanker, offshore and gas carrier vessels based on the most recent ten year historical rates for similar vessels, adjusted for any outliers, and utilizing available market data for each segment, over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for vessels’ maintenance and operating expenses (including planned drydocking and special survey expenditures), assuming an average annual inflation rate based on the global consumer price index (“CPI”) changes and fleet utilization of 99% decreasing by 1.5% every five years after the first ten years. The salvage value used in the impairment test is estimated to be $250 per light weight ton (LWT) for vessels, in accordance with the Company’s vessels’ depreciation policy. If the Company’s estimate of undiscounted future cash flows for any vessel, is lower than its respective carrying value, the carrying value is written down, by recording a charge to operations, to its’ respective fair market value if the fair market value is lower than the vessel’s carrying value. (Notes 7, 13)

Dry-docking costs

(r)Dry-docking costs: The Company follows the direct expense method of accounting for dry-docking costs whereby costs are expensed in the period incurred for the vessels. Dry-docking costs are comprised of yard invoices, paints invoices, class certificates and other repairs (peripherals). These expenses are included in “Vessels’ operating expenses” in the consolidated statement of operations.

Statement of Cash Flows

(s)Statement of Cash Flows: In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (ASC 230) – Classification of Certain Cash Receipts and Cash Payments which addresses certain cash flow issues with the objective of reducing the existing diversity in practice. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018 with no impact on its consolidated financial statements and notes disclosures. In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (ASC 230) - Restricted Cash, which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018. The only effect the adoption of ASU No. 2016-18 had on prior-period information is the presentation of restricted cash on the statement of cash flows. More precisely, the line item “Decrease/(Increase)” in restricted cash was removed from the investing activities section of the statement of cash flows and the beginning period and ending period cash balances now include restricted cash. Comparative periods of the statement of cash flow have been retrospectively adjusted to reflect the adoption of ASU No. 2016-18.

Deferred financing costs

(t)Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company’s secured credit facilities and/or financing arrangements. The Company’s policy is in accordance with ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs”, issued by the FASB in April 2015. The Company presents such costs in the balance sheet as a direct deduction from the related debt liability (secured credit facility and/or financing arrangement). These costs are amortized over the life of the related credit facility and/or financing arrangement using the effective interest method and are included in interest and finance cost. Unamortized fees relating to secured credit facilities and/or financing arrangements repaid or refinanced as extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Amortization and write offs for each of the years ended December 31, 2016, 2017 and 2018, amounted to $572, $387 and $2,247 respectively (Note 18).

Non-monetary transactions - Exchange of the capital stock of an entity for non-monetary assets or services

(u)Non-monetary transactions - Exchange of the capital stock of an entity for non-monetary assets or services: Non-monetary transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any difference between the fair value and the transaction price is considered as gain or loss for the Company. The Company determines fair value of assets and liabilities given up or received in accordance with ASC 820 “Fair Value Measurement”. In cases of transactions related to an exchange of preferred shares with common ones, any difference between the fair value and the carrying value of the exchanged preferred shares is considered as shareholders dividend or capital contribution from/to the Company.

Extinguishment of Preferred Stock

(v)Extinguishment of Preferred Stock: In case of preferred stock extinguishment, the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock in the Company’s balance sheet (net of issuance costs) should be subtracted from (or added to) net income/(loss) to arrive at income/(loss) available to common stockholders in the calculation of earnings/(loss) per share. The difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock in the Company’s balance sheet represents a return to/from the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock.

Leases

(w)Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard neither substantially changes lessor accounting, nor lease classification criteria. For public companies, the standard is effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted.

Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. Under that transition method, an entity initially applies the new leases standard (subject to specific transition requirements and optional practical expedients) at the beginning of the earliest period presented in the financial statements (which is January 1, 2017, for calendar-year-end public business entities that adopt the new leases standard on January 1, 2019).

In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new lease requirements by allowing entities to initially apply the requirements at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption; and, (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (ASC 606) and both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same, and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842. Leases between related parties, are classified in accordance with the lease classification criteria applicable to all other leases on the basis of the legally enforceable terms and conditions of the lease.

The Company early adopted the new standard on the 4th quarter and applied the modified retrospective method and elected to apply the additional optional transition method along with the following practical expedients: (i) a package of practical expedients which does not require the Company to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842; (ii) to account for non-lease components (primarily crew and maintenance services) of time charters as a single lease component as the timing and pattern of transfer of the non-lease components and associated lease component are the same, the lease components, if accounted for separately, would be classified as an operating lease, and such non-lease components are not predominant components of the combined component.

The Company qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements. Therefore, the Company accounts for the combined component as a lease under ASC 842.

Refer to discussion in Note 2(z) for revenue recognition from time charters. Compensation for ballast voyages (vessel repositioning after lease inception but prior to lease commencement which takes place upon the delivery of the vessel to the charterer) is deferred and recognized over the charter period. The Company also elected to make an accounting policy election to recognize an asset for contract fulfillment costs (primarily bunkers costs related to ballast voyages) in accordance with ASC 340-40.

Finance lease – Lessee

(x)Finance lease – Lessee: In accordance with ASC 842 at the commencement date of a finance lease, the Company as a lessee recognizes a finance lease liability at the present value of the lease payments to be made over the lease term and a right-of-use asset at cost which consists of all of the following: (1) an amount equal to the lease liability present value; (2) the lease payments made to the lessor at or before the commencement date, less any lease incentives received; and (3) the initial direct costs incurred by the lessee.

After the commencement date, the Company recognizes depreciation of the right-of-use asset and separately recognizes interest on the lease liability for a finance lease.

Over the lease term, the carrying amount of the lease liability is reduced by the lease payments, with any change over the lease payments already included in the lease liability to be recognized as interest and finance cost in the period they are incurred and increased by the finance lease interest cost (unwinding effect of discount rate). Any lease payments not included in the lease liability are recognized in the period in which their obligation is incurred under interest and finance cost.

The right-of-use asset is depreciated on a straight-line basis, unless another systematic basis is more representative of the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits, over the shorter of the lease term or the useful life of the right-of-use asset; and tested for any impairment losses along with the Company’s long-lived assets. The depreciation period is the remaining life of the underlying asset if the lessee is reasonably certain to exercise an option to purchase the underlying asset or if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

Sale-leaseback transactions

(y)Sale-leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606 (existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing by the Company as it effectively retains control of the underlying asset.

If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

Revenue from Contracts with Customers

(z)Revenue from Contracts with Customers: ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in ASC 606, is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. Incremental costs of obtaining a contract with a customer and contract’s fulfillment costs should be capitalized and amortized over the voyage period, if certain criteria are met – for incremental costs if only they are chargeable to the customer and for contract’s fulfillment costs if each of the following criteria is met: (i) they relate directly to the contract, (ii) they generate or enhance the entity’s resources that shall be used in the performance obligation satisfaction and (iii) are expected to be recovered.

Further, in case of incremental costs, entities may elect to use a practical expedient not to capitalize them when the amortization period (voyage period) is less than one year. Having not adopted ASC 606, the Company's (i) voyage revenues would have been $185,514 for the year ended December 31, 2018, (ii) voyage expenses would have been $31,746 for the year ended December 31, 2018, (iii) trade accounts receivables would have been $14,440 as of December 31, 2018, (iv) accrued liabilities would have been $3,428 as of December 31, 2018 and (v) no deferred contract costs would have been recognized as of December 31, 2018. Having not adopted ASC 606, the Company’s total equity would have been $637,038  and net income would have been  $21,089, respectively, for the year ended December 31, 2018, or $0.21 basic and diluted earnings per share.

Accounting for Revenue and related expenses

(aa)Accounting for Revenue and related expenses: The Company generates its revenues from chartering its vessels under time or bareboat charter agreements (including profit sharing clauses) and voyage charter agreements.

Time and bareboat charters: Vessels are chartered out when a contract exists and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are generally determined in the main body of charter parties and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). Upon delivery of the vessel, the charterer has the right to control the use of the vessel (under agreed prudent operating practices) as it has the enforceable right to: (i) decide the (re)delivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter. Thus, time and bareboat charter agreements are accounted for as operating leases, ratably on a straight line over the duration of the charter basis in accordance with ASC 842. Any off-hires are recognized as incurred.

The charterer may charter the vessel with or without owner’s crew and other operating services (time and bareboat charter, respectively). Thus, the agreed dayrates (hire rates) in the case of time charter agreements include also compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company has elected to account for the lease and non-lease component of time charter agreements as a combined component in its financial statements, having taken into account that the non-lease component would be accounted for ratably on a straight-line basis over the duration of the time charter in accordance with ASC 606 and that the lease component in considered as the predominant component. In this respect, the Company qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements.

Apart from the agreed dayrates, the owner may be entitled to an additional income, such as ballast bonus which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The related ballast costs incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer are deferred and amortized on a straight line basis over the duration of the charter.

Voyage charters: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. A voyage is deemed to commence upon the loading of the cargo and is deemed to end upon the completion of discharge of the current cargo. Voyage charter payments are due upon discharge of the cargo. The Company has determined that under its voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain a lease and are accounted for in accordance with ASC 606. More precisely, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, voyage charter revenues are recognized ratably over the loading to discharge period (voyage period).

Voyage related and vessel operating costs: Voyage expenses primarily consist of commissions, port dues, canal and bunkers. Vessel operating costs include crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs including dry-docking costs. Under voyage charter arrangements, voyage expenses that are unique to a particular charter are paid for by the Company. Under a time charter, specified voyage costs, such as bunkers and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation. Commissions counter, third and related party are expensed as incurred. Contract fulfillment costs (mainly consisting of bunker expenses and port dues) for voyage charters are recognized as a deferred contract costs and amortized over the voyage period when the relevant criteria under ASC 340-40 are met or are expensed as incurred. The Company has made an accounting policy election to also recognize contract fulfillment costs for time charters under ASC 340-40. All vessel operating expenses are expensed as incurred.

Deferred revenue: Deferred revenue primarily relates to cash advances received from charterers. These amounts are recognized as revenue over the charter period.

Deferred contract costs: Deferred contract costs relate to unamortized contract fulfillment costs incurred by the Company during the period from the latter of the charter party date or last discharge or redelivery date to loading or delivery date for voyage and time charter agreements respectively. They are recorded under “Other current assets” and are recognized as voyage expenses and amortized over the voyage or charter period.

Earnings/(loss) per common share

(ab)Earnings/(loss) per common share: Basic earnings/(loss) per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation.

Segment reporting

(ac)Segment reporting: The Company determined that during 2018 operated under four reportable segments, as a provider of drybulk commodities transportation services for the steel, electric utility, construction and agri-food industries (drybulk segment), as a provider of offshore support services to the global offshore energy industry (offshore support segment), as a provider of transportation services for crude and refined petroleum cargoes (tanker segment) and as a provider of transportation services for liquefied gas cargoes (gas carrier segment). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

Financial instruments

(ad)Financial instruments: The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i) Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company was party to interest swap agreements where it received a floating interest rate and paid a fixed interest rate for a certain period. All of the Company’s interest swap agreements were either matured or terminated during the year ended December 31, 2016. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income/(loss)” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings. The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii) Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

In January 2016, the FASB issued ASU No. 2016-01– Financial Instruments - Overall (ASC 825-10). ASU 2016-01, changes how public companies will recognize, measure, present and make disclosures about certain financial assets and financial liabilities. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018 with no impact on its consolidated financial statements and notes disclosures.

Fair value measurements

(ae)Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 13).

Stock-based compensation

(af)Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 15). On January 1, 2017, the Company adopted ASU No. 2016-09, Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting, effective for the fiscal year ending December 31, 2017 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's consolidated financial statements and notes disclosures.

Income taxes

(ag)Income taxes: Income taxes are provided for based upon the tax laws and rates in effect in the countries in which the Company’s ocean going cargo vessels’ operations were conducted and income was earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. (Note 21).

Commitments and contingencies

(ah)Commitments and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Investments in Affiliates

(ai)Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but over which it does not exercise control. Investments in these entities are accounted for by the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost or at fair value in case of a retained investment in the common stock of an investee in a deconsolidation transaction, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

At each reporting date, the Company performs an assessment in order to identify and account for any other than temporary impairment in its investment in affiliates. Specifically, the Company assesses factors indicating that a decline in the value of an investment is other-than-temporary and that a write-down of the carrying amount is required and concludes whether the impairment is other than temporary and then measures and recognizes the respective impairment charge as the difference between the carrying value and the fair value of the equity investment. In accordance with ASC 825-10 entities are allowed to elect to measure certain financial assets and financial liabilities (as well as certain non-financial instruments that are similar to financial instruments) at fair value. Equity method investments are eligible for the fair value option.

If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, ASC 825-10-25-7 requires that the fair value option be applied to all of the investor’s eligible interests in that investee. The fair value option election is non-revocable even if the Company loses significant influence over the investee. Under the fair value model, an investment in an affiliate is recognized initially at the fair value at the transaction date and at each reporting date, an investor shall measure its investments in affiliates at fair value, with changes recognized in profit or loss.

Affiliates included in the financial statements:

  Ocean Rig UDW Inc. (“Ocean Rig”) and its subsidiaries, accounted for under the equity method from June 8, 2015 through April 4, 2016, (ownership interest as of April 4, 2016, was 40.4%); and
  Heidmar, a global tanker pool operator, accounted for under the fair value option from August 29, 2017 (ownership interest is 49%).

Accounting for transactions under common control

(aj)Accounting for transactions under common control: Common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change in control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Troubled Debt Restructurings

(ak)Troubled Debt Restructurings: A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company’s financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.

The Company, when issuing or otherwise granting an equity interest to a lender or creditor to settle fully a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are charged to expense as incurred.

Treasury stock

(al)     Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. Treasury shares are essentially the same as unissued capital and reduce ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders' equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Investment in debt securities

(am)Investment in debt securities: Investments in debt securities are classified as trading, hold-to-maturity and available-for-sale securities and are initially measured at the transaction price (equal to their fair value at acquisition) plus transaction costs. Pursuant to their classification, they are subsequently measured at their fair value through income statement, at amortized cost or at their fair value through other comprehensive income / (loss), respectively. The Company, in order to determine the accounting treatment for its investments in debt securities, assesses their proper classification based on management's intention and ability to hold the investment until maturity and the existence of any trading activity, in accordance with ASC 320.

Held-to-maturity securities: Debt securities for which at acquisition management has both the positive intent and ability to hold them until maturity. They are classified as current or non-current depending on their maturity dates.

Trading securities: Debt securities bought and held primarily to be sold in the near term, generating profits on short-term movements in market prices or spreads. They are classified as current or non-current depending on management’s intention to sell within the next twelve months. Any change in their fair value is immediately recognized in the income statement.

Available-for-sale securities: Debt securities that are not classified as either held-to-maturity or trading securities. They are classified as current or non-current depending on maturities and management's expectation to sell the following year. Unrealized gains or losses are recorded in other comprehensive income/(loss) and reclassified to income statement upon realization.

Taking into consideration (i) the Company’s intention to hold the investment for only an indefinite period – not as of the maturity date, (ii) the fact that the invested trading securities are tradable in an active market and (iii) the absence of any material trading activity in the past, the Company classified its investment in debt securities (corporate bonds) as available for sale under non-current assets (Note 13).

Recent accounting pronouncements

(an)Recent accounting pronouncements:

Financial Instruments: In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s consolidated financial position and performance.

Fair Value Measurement: In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (ASC 820) - Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement that eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The guidance on fair value disclosures eliminates the following requirements for all entities: (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; (ii) the entity's policy for the timing of transfers between levels of the fair value hierarchy; and (iii) the entity's valuation processes for Level 3 fair value measurements. The following disclosure requirements were added to ASC 820 for public companies: (i) the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and (ii) for recurring and nonrecurring Level 3 fair value measurements, the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated, with certain exceptions. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

The guidance makes the following modifications for public entities: (i) entities are required to provide information about the measurement uncertainty of Level 3 fair value measurements as of the reporting date rather than a point in the future (the FASB also deleted the word “sensitivity,” which it said had caused confusion about whether the disclosure is intended to convey changes in unobservable inputs at a point in the future) and (ii) entities that use the practical expedient to measure the fair value of certain investments at their net asset values are required to disclose (1) the timing of liquidation of an investee’s assets and (2) the date when redemption restrictions will lapse, but only if the investee has communicated this information to the entity or announced it publicly. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, although early adoption is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s consolidated financial position and performance.